LAND USE RIGHTS, NET (Tables)	12 Months Ended
Dec. 31, 2019
Land use rights
LAND USE RIGHTS, NET
Schedule of components of intangible assets, including land use rights

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Land use rights, cost	1,388	1,388	199
Less:
Accumulated amortization	(166)	(194)	(27)
Land use rights, net	1,222	1,194	172